Total Capital and Net Income Per Common Unit - Net Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Limited partners' interest in net income for basic net income per common unit	$ 2,615	$ 19,586	$ 134,977
Weighted average number of common units	79,672,435	79,617,778	79,568,352
Dilutive effect of unit-based compensation	169,893	173,263	103,506
Common units and common unit equivalents	79,842,328	79,791,041	79,671,858
Limited partner's interest in net income per common unit:
Basic (USD per unit)	$ 0.03	$ 0.25	$ 1.70
Diluted (USD per unit)	$ 0.03	$ 0.25	$ 1.69